Convertible Bonds (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2011	May. 16, 2011	Jan. 31, 2011
Debt Instrument [Line Items]
Provided for the year	$ 0	$ (156,199)
Convertible Debt [Member]
Debt Instrument [Line Items]
Face value of convertible bonds	0	18,000,000	$ 4,000,000	$ 10,000,000	$ 4,000,000
Loss on valuation of convertible bonds	0	9,375,750
Convertible Debt	0	27,375,750
At beginning of year	9,375,750	9,219,551
Provided for the year	0	156,199
At end of year	$ 0	$ 9,375,750